Segment and Geographical Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment and Geographical Information	Segment and Geographical Information

The Company has determined that it operates in a single operating and reportable segment.

The following table presents total external revenues by geographic location, based on the location of the Company’s merchants:

	Years ended
	December 31, 2021		December 31, 2020
	$	%	$	%
North America
Canada	316,699	6.9%	192,721	6.6%
United States	2,973,934	64.5%	1,954,105	66.7%
EMEA	799,602	17.3%	454,269	15.5%
APAC	467,009	10.1%	292,240	10.0%
Latin America	54,612	1.2%	36,156	1.2%
	4,611,856	100.0%	2,929,491	100.0%
The following table presents the total net book value of the Company’s long-lived physical assets by geographic location:

	December 31, 2021		December 31, 2020
	$	%	$	%
Canada	63,754	60.4%	75,283	81.7%
United States	24,950	23.6%	6,141	6.7%
Rest of World	16,822	15.9%	10,680	11.6%
	105,526	100.0%	92,104	100.0%